14. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transaction

For the period from March 15, 2010 to December 31, 2010, eService purchased from cFuture was RMB367,000, and the implementation service fee revenue derived from cFuture was RMB35,460. No such transaction occurred in 2011 or 2012.

The senior Vice President of the Company, Hongjun Zou, is the Chief Executive Officer of cFuture. The Company paid his salary and statutory social welfare on behalf of cFuture of RMB150,000 for the year ended December 31, 2010. No such transaction occurred in 2011 or 2012.

In March 2010, the Company acquired 15% equity interests in aggregate of cFuture from Peter Jiang (the CEO of Biaoshang), Chuangyeqiankun (Beijing) Investments Limited and Weiquan Ren (the director of the Company) with total cash consideration of RMB240,000.

On September 23, 2010, the Company signed a Share Purchase Agreement (“September Agreement”) to sell 337,685 ordinary shares to 13 purchasers. The price of the shares is equal to US$5.37 per share, the average closing price of the Company’s ordinary shares for the 20 consecutive trading days ending on, and including, September 23, 2010. 152,604 of the shares was purchased by eFuture Inc., a Cayman Islands holding company controlled by the Company’s chairman and Chief Executive Officer, Adam Yan. 78,212 and 36,320 of the shares were sold to a board member (other than independent directors) and executive management of the Company, respectively. The issuance or register of such shares was completed on January 6, 2011.

In April 2011, the Company paid car rental fee of RMB135,000 (US$21,449) to Hongjun Zou, the senior Vice President of the Company. For the years ended December 31, 2011 and 2012, RMB67,500 and RMB67,500 (US$10,834) was amortized to the income statement prescribed by the contractual term, respectively.